Financial risk management and financial instruments, Interest rate risk and Foreign exchange risk (Details) € in Millions, $ in Millions	12 Months Ended
	Oct. 31, 2020 USD ($) Swap Hedge	Oct. 31, 2020 EUR (€) Hedge	Oct. 31, 2019 EUR (€)
Foreign Exchange Risk [Abstract]
Number of investment hedges | Hedge	2	2
Net investment hedges | €		€ 1,050
Hedges of Net Investment in Foreign Operations [Member]
Foreign Exchange Risk [Abstract]
Number of investment hedges | Hedge	2	2
Net investment hedges | €		€ 1,050	€ 0
Interest Rate Swap [Member]
Interest Rate Risk [Abstract]
Number of interest rate swaps | Swap	4
Notional amount | $	$ 2,250
Maturity date	Sep. 30, 2022